Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	7,493.45
Total Offset Amount	0.00
Net Fee	$ 7,493.45